Restatement to Prior Period Financial Statements	12 Months Ended
Dec. 31, 2023
Accounting Changes and Error Corrections [Abstract]
Restatement to Prior Period Financial Statements

Note 2 — Restatement to Prior Period Financial Statements

During the course of preparing the annual report on Form 10-K for the year ended December 31, 2023, the Company identified an amount due to shareholders which was identified during the year ended December 31, 2023 and not accounted for during the September 30, 2023 Form 10-Q review and filing. Since the completion of its IPO on September 7, 2021, and through December 31, 2023, the Company withdrew $2,703,102 from the Trust Account to pay liabilities related to the income and Delaware franchise taxes. Through December 31, 2023, the Company remitted $1,653,743 to the respective tax authorities, which resulted in remaining excess funds withdrawn from the Trust Account but not remitted to the government authorities of $1,049,359. Additionally, the Withdrawn Trust Funds were held in the Company’s operating account that also holds funds deposited by the Sponsor to be used for general operating expenses. Management has determined that this use of the Withdrawn Trust Funds was not in accordance with the Trust Agreement. See Note 12 for further details.

During the period in which the over withdrawals occurred, the Company held its annual meeting on September 6, 2023 where the stockholders voted to approve a proposal to amend the Company’s amended and restated certificate of incorporation to extend the Combination Period, from September 7, 2023 to June 7, 2024 (as noted in Note 1). In connection with the stockholder’s vote at the annual meeting, there was a share redemption in exchange for a redemption payment paid to the redeeming shareholders. Upon calculation of the over withdrawals, the Company determined that $628,758 of the over withdrawn amount is due to those redeemed shareholders and has accounted for this on the balance sheet as due to shareholders as of December 31, 2023, however, this amount should have been recorded as of September 30, 2023. Additionally, of the $1,049,359 over withdrawal amount noted above, $994,950 was over withdrawn as of September 30, 2023 and should be accounted of as due from Sponsor. The Company determined these errors were material to the Form 10-Q for the three and nine months ended September 30, 2023. The below table represent the impact and adjustments to the financial statements:

	As previously Reported	Adjustments	As Restated
Unaudited Condensed Balance sheet as of September 30, 2023
Due from Sponsor	$—	$994,950	$994,950
Due to Shareholders	$—	$628,758	$628,758
Total Current Liabilities	$4,626,318	$628,758	$5,255,076
Total Liabilities	$11,900,123	$628,758	$12,528,881
Class A common stock subject to possible redemption	$11,221,524	$(628,758)	$10,592,766
Additional paid-in capital	$—	$293,484	$293,484
Accumulated deficit	$(11,262,854)	$701,466	$(10,561,388)
Total stockholders’ deficit	$(11,262,254)	$994,950	$(10,267,304)
Total Liabilities, Class A Common Stock subject to possible redemption	$11,859,393	$994,950	$12,854,343